Average Annual Total Returns - L Shares - Realty Income Fund Class L	Class L Past 1 Year	Class L Past 5 Years	Class L Past 10 Years	Class L Return After Taxes on Distributions Past 1 Year	Class L Return After Taxes on Distributions Past 5 Years	Class L Return After Taxes on Distributions Past 10 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	(3.92%)	4.80%	8.34%	(5.16%)	3.14%	6.69%	(1.89%)	3.20%	6.11%	(7.57%)	4.84%	8.30%